                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5897

                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota               55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 4/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE PORTFOLIO BUILDER SERIES

                                AT APRIL 30, 2009




RiverSource Portfolio Builder Conservative Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (21.6%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.0%)
RiverSource Dividend Opportunity Fund                   400,665            $2,119,520
-------------------------------------------------------------------------------------


INTERNATIONAL (5.7%)
RiverSource Disciplined International Equity
 Fund                                                   224,660             1,226,642
RiverSource Global Technology Fund                      233,817(b)            430,223
RiverSource Partners International Select
 Growth Fund                                            801,421             3,630,437
RiverSource Partners International Select
 Value Fund                                             784,314(b)          3,568,627
RiverSource Partners International Small Cap
 Fund                                                   109,959(b)            421,142
Threadneedle Global Equity Fund                         180,250               908,461
Threadneedle International Opportunity Fund             374,250             2,301,640
                                                                      ---------------
Total                                                                      12,487,172
-------------------------------------------------------------------------------------


REAL ESTATE (1.8%)
RiverSource Real Estate Fund                            603,361             3,843,407
-------------------------------------------------------------------------------------


U.S. LARGE CAP (9.7%)
RiverSource Disciplined Equity Fund                   1,034,328             3,920,104
RiverSource Disciplined Large Cap Growth Fund           550,111             3,432,690
RiverSource Diversified Equity Income Fund              685,580             4,668,796
RiverSource Growth Fund                                 252,943             4,651,617
RiverSource Large Cap Equity Fund                       277,364               773,845
RiverSource Large Cap Value Fund                         93,682               264,184
RiverSource Partners Fundamental Value Fund             960,997             3,334,659
                                                                      ---------------
Total                                                                      21,045,895
-------------------------------------------------------------------------------------


U.S. MID CAP (2.5%)
RiverSource Mid Cap Growth Fund                         239,224(b)          1,712,847
RiverSource Mid Cap Value Fund                          189,140               930,571
RiverSource Partners Aggressive Growth Fund             276,380(b)          1,680,389
RiverSource Partners Select Value Fund                  395,650             1,218,601
                                                                      ---------------
Total                                                                       5,542,408
-------------------------------------------------------------------------------------


U.S. SMALL CAP (0.8%)
RiverSource Partners Small Cap Growth Fund              324,142(b)            839,529
RiverSource Partners Small Cap Value Fund               287,826(b)            972,851
                                                                      ---------------
Total                                                                       1,812,380
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                             45,845               252,604
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $63,248,004)                                                       $47,103,386
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (67.8%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (3.7%)
RiverSource Global Bond Fund                          1,298,975            $8,105,605
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (6.6%)
RiverSource Inflation Protected Securities
 Fund                                                 1,501,107            14,365,595
-------------------------------------------------------------------------------------


INVESTMENT GRADE (57.5%)
RiverSource Diversified Bond Fund                    11,132,710            50,319,850
RiverSource Limited Duration Bond Fund                5,508,916(c)         49,470,065
RiverSource Short Duration U.S. Government
 Fund                                                 5,465,235            25,249,386
                                                                      ---------------
Total                                                                     125,039,301
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $153,713,194)                                                     $147,510,501
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,051,474           $10,325,479
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $10,279,571)                                                       $10,325,479
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.7%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     12,455,961           $12,455,961
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,455,961)                                                       $12,455,961
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $239,696,730)(d)                                                  $217,395,327
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.


--------------------------------------------------------------------------------
1 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Limited Duration Bond Fund                                         30.07%


(d) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $239,697,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $132,000
     Unrealized depreciation                                                     (22,434,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(22,302,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $217,395,327          $--             $--        $217,395,327





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
2 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

RiverSource Portfolio Builder Moderate Conservative Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (36.3%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (1.7%)
RiverSource Dividend Opportunity Fund                 1,128,356            $5,969,005
-------------------------------------------------------------------------------------


INTERNATIONAL (10.0%)
RiverSource Disciplined International Equity
 Fund                                                   636,916             3,477,562
RiverSource Global Technology Fund                      661,121(b)          1,216,463
RiverSource Partners International Select
 Growth Fund                                          2,258,508            10,231,043
RiverSource Partners International Select
 Value Fund                                           2,215,690(b)         10,081,391
RiverSource Partners International Small Cap
 Fund                                                   309,605(b)          1,185,789
Threadneedle Global Equity Fund                         508,487             2,562,774
Threadneedle International Opportunity Fund           1,053,539             6,479,263
                                                                      ---------------
Total                                                                      35,234,285
-------------------------------------------------------------------------------------


REAL ESTATE (1.7%)
RiverSource Real Estate Fund                            955,704             6,087,832
-------------------------------------------------------------------------------------


U.S. LARGE CAP (16.8%)
RiverSource Disciplined Equity Fund                   2,914,241            11,044,973
RiverSource Disciplined Large Cap Growth Fund         1,549,119             9,666,500
RiverSource Diversified Equity Income Fund            1,931,722            13,155,028
RiverSource Growth Fund                                 712,289            13,098,990
RiverSource Large Cap Equity Fund                       773,149             2,157,087
RiverSource Large Cap Value Fund                        268,890               758,269
RiverSource Partners Fundamental Value Fund           2,698,362             9,363,318
                                                                      ---------------
Total                                                                      59,244,165
-------------------------------------------------------------------------------------


U.S. MID CAP (4.4%)
RiverSource Mid Cap Growth Fund                         676,833(b)          4,846,123
RiverSource Mid Cap Value Fund                          526,353             2,589,656
RiverSource Partners Aggressive Growth Fund             783,982(b)          4,766,609
RiverSource Partners Select Value Fund                1,103,035             3,397,347
                                                                      ---------------
Total                                                                      15,599,735
-------------------------------------------------------------------------------------


U.S. SMALL CAP (1.5%)
RiverSource Partners Small Cap Growth Fund              910,698(b)          2,358,709
RiverSource Partners Small Cap Value Fund               800,650(b)          2,706,196
                                                                      ---------------
Total                                                                       5,064,905
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            123,479               680,369
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $185,419,418)                                                     $127,880,296
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (55.7%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.3%)
RiverSource Floating Rate Fund                          617,213            $4,394,555
-------------------------------------------------------------------------------------


GLOBAL BOND (5.0%)
RiverSource Global Bond Fund                          2,844,466            17,749,468
-------------------------------------------------------------------------------------


HIGH YIELD (2.6%)
RiverSource Income Opportunities Fund                 1,123,785             9,181,326
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (5.9%)
RiverSource Inflation Protected Securities
 Fund                                                 2,158,317            20,655,089
-------------------------------------------------------------------------------------


INVESTMENT GRADE (40.9%)
RiverSource Diversified Bond Fund                    19,172,914            86,661,571
RiverSource Limited Duration Bond Fund                4,592,831(c)         41,243,624
RiverSource Short Duration U.S. Government
 Fund                                                 3,522,043            16,271,841
                                                                      ---------------
Total                                                                     144,177,036
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $204,860,344)                                                     $196,157,474
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,663,309           $16,333,690
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $16,245,353)                                                       $16,333,690
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     12,034,611           $12,034,611
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $12,034,611)                                                       $12,034,611
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $418,559,726)(d)                                                  $352,406,071
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Limited Duration Bond Fund                                         25.02%




--------------------------------------------------------------------------------
3 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource Portfolio Builder Moderate Conservative Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $418,560,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,112,000
     Unrealized depreciation                                                     (67,266,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(66,154,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $352,406,071          $--             $--        $352,406,071





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Portfolio Builder Moderate Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (51.2%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (2.4%)
RiverSource Dividend Opportunity Fund                 4,142,355           $21,913,056
-------------------------------------------------------------------------------------


INTERNATIONAL (14.3%)
RiverSource Disciplined International Equity
 Fund                                                 2,336,959            12,759,794
RiverSource Global Technology Fund                    2,426,211(b)          4,464,229
RiverSource Partners International Select
 Growth Fund                                          8,289,381(c)         37,550,894
RiverSource Partners International Select
 Value Fund                                           8,131,869(b)         37,000,006
RiverSource Partners International Small Cap
 Fund                                                 1,137,183(b,c)        4,355,411
Threadneedle Global Equity Fund                       1,878,470             9,467,491
Threadneedle International Opportunity Fund           3,879,975(c)         23,861,849
                                                                      ---------------
Total                                                                     129,459,674
-------------------------------------------------------------------------------------


REAL ESTATE (1.7%)
RiverSource Real Estate Fund                          2,389,667(c)         15,222,181
-------------------------------------------------------------------------------------


U.S. LARGE CAP (24.1%)
RiverSource Disciplined Equity Fund                  10,695,751            40,536,896
RiverSource Disciplined Large Cap Growth Fund         5,703,695(c)         35,591,058
RiverSource Diversified Equity Income Fund            7,070,317            48,148,861
RiverSource Growth Fund                               2,620,725            48,195,126
RiverSource Large Cap Equity Fund                     2,831,224             7,899,114
RiverSource Large Cap Value Fund                      1,004,604(c)          2,832,984
RiverSource Partners Fundamental Value Fund           9,912,887(c)         34,397,716
                                                                      ---------------
Total                                                                     217,601,755
-------------------------------------------------------------------------------------


U.S. MID CAP (6.3%)
RiverSource Mid Cap Growth Fund                       2,489,889(b)         17,827,603
RiverSource Mid Cap Value Fund                        1,943,876             9,563,868
RiverSource Partners Aggressive Growth Fund           2,865,206(b,c)       17,420,452
RiverSource Partners Select Value Fund                4,075,348            12,552,071
                                                                      ---------------
Total                                                                      57,363,994
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.1%)
RiverSource Partners Small Cap Growth Fund            3,305,215(b,c)        8,560,507
RiverSource Partners Small Cap Value Fund             2,957,918(b)          9,997,764
                                                                      ---------------
Total                                                                      18,558,271
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            454,604             2,504,867
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $689,928,690)                                                     $462,623,798
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (43.4%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.4%)
RiverSource Floating Rate Fund                        1,731,375           $12,327,388
-------------------------------------------------------------------------------------


GLOBAL BOND (5.3%)
RiverSource Global Bond Fund                          7,649,773(c)         47,734,586
-------------------------------------------------------------------------------------


HIGH YIELD (6.9%)
RiverSource Income Opportunities Fund                 7,687,886(c)         62,810,025
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (6.1%)
RiverSource Inflation Protected Securities
 Fund                                                 5,762,425(c)         55,146,412
-------------------------------------------------------------------------------------


INVESTMENT GRADE (23.7%)
RiverSource Diversified Bond Fund                    47,347,663(c)        214,011,435
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $408,673,462)                                                     $392,029,846
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          4,156,751(c)        $40,819,298
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $40,609,720)                                                       $40,819,298
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      7,581,566            $7,581,566
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $7,581,566)                                                         $7,581,566
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,146,793,438)(d)                                                $903,054,508
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b)  Non-income producing.


--------------------------------------------------------------------------------
5 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Moderate Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Income Opportunities Fund                                           14.42%
     RiverSource Partners International Select Growth Fund                           11.45
     RiverSource Global Bond Fund                                                    11.05
     RiverSource Real Estate Fund                                                    10.63
     RiverSource Partners International Small Cap Fund                                9.85
     RiverSource Disciplined Large Cap Growth Fund                                    9.59
     RiverSource Partners Small Cap Growth Fund                                       9.11
     RiverSource Inflation Protected Securities Fund                                  8.51
     RiverSource Large Cap Value Fund                                                 7.75
     Threadneedle International Opportunity Fund                                      7.14
     RiverSource Absolute Return Currency and Income Fund                             6.95
     RiverSource Partners Fundamental Value Fund                                      6.62
     RiverSource Diversified Bond Fund                                                6.07
     RiverSource Partners Aggressive Growth Fund                                      5.61


(d) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $1,146,793,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,088,000
     Unrealized depreciation                                                    (244,826,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(243,738,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $903,054,508          $--             $--        $903,054,508





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Portfolio Builder Moderate Aggressive Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (66.1%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.1%)
RiverSource Dividend Opportunity Fund                 5,044,412           $26,684,939
-------------------------------------------------------------------------------------


INTERNATIONAL (18.6%)
RiverSource Disciplined International Equity
 Fund                                                 2,840,429            15,508,743
RiverSource Global Technology Fund                    2,962,546(b)          5,451,084
RiverSource Partners International Select
 Growth Fund                                         10,084,305(c)         45,681,904
RiverSource Partners International Select
 Value Fund                                           9,895,215(b,c)       45,023,229
RiverSource Partners International Small Cap
 Fund                                                 1,383,493(b,c)        5,298,780
Threadneedle Global Equity Fund                       2,285,212            11,517,471
Threadneedle International Opportunity Fund           4,712,518(c)         28,981,983
                                                                      ---------------
Total                                                                     157,463,194
-------------------------------------------------------------------------------------


REAL ESTATE (1.7%)
RiverSource Real Estate Fund                          2,201,787(c)         14,025,382
-------------------------------------------------------------------------------------


U.S. LARGE CAP (31.3%)
RiverSource Disciplined Equity Fund                  13,038,745            49,416,845
RiverSource Disciplined Large Cap Growth Fund         6,935,951(c)         43,280,337
RiverSource Diversified Equity Income Fund            8,630,691            58,775,005
RiverSource Growth Fund                               3,189,044            58,646,522
RiverSource Large Cap Equity Fund                     3,442,477             9,604,512
RiverSource Large Cap Value Fund                      1,207,433(c)          3,404,960
RiverSource Partners Fundamental Value Fund          12,067,173(c)         41,873,089
                                                                      ---------------
Total                                                                     265,001,270
-------------------------------------------------------------------------------------


U.S. MID CAP (8.3%)
RiverSource Mid Cap Growth Fund                       3,047,585(b)         21,820,704
RiverSource Mid Cap Value Fund                        2,352,349            11,573,557
RiverSource Partners Aggressive Growth Fund           3,489,899(b,c)       21,218,589
RiverSource Partners Select Value Fund                4,945,430(c)         15,231,926
                                                                      ---------------
Total                                                                      69,844,776
-------------------------------------------------------------------------------------


U.S. SMALL CAP (2.7%)
RiverSource Partners Small Cap Growth Fund            4,026,933(b,c)       10,429,756
RiverSource Partners Small Cap Value Fund             3,585,631(b)         12,119,432
                                                                      ---------------
Total                                                                      22,549,188
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            554,516             3,055,383
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $865,784,040)                                                     $558,624,132
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (28.8%)
                                                       SHARES                VALUE(a)
FLOATING RATE (0.9%)
RiverSource Floating Rate Fund                        1,084,454            $7,721,311
-------------------------------------------------------------------------------------


GLOBAL BOND (5.0%)
RiverSource Global Bond Fund                          6,757,251(c)         42,165,246
-------------------------------------------------------------------------------------


HIGH YIELD (3.1%)
RiverSource Income Opportunities Fund                 3,241,951(c)         26,486,741
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (5.8%)
RiverSource Inflation Protected Securities
 Fund                                                 5,126,782(c)         49,063,305
-------------------------------------------------------------------------------------


INVESTMENT GRADE (14.0%)
RiverSource Diversified Bond Fund                    26,147,292           118,185,761
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $257,774,208)                                                     $243,622,364
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          3,824,419(c)        $37,555,793
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $37,342,028)                                                       $37,555,793
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      4,727,539            $4,727,539
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $4,727,539)                                                         $4,727,539
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,165,627,815)(d)                                                $844,529,828
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b)  Non-income producing.


--------------------------------------------------------------------------------
7 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Moderate Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Partners International Select Growth Fund                           13.93%
     RiverSource Partners International Small Cap Fund                               11.98
     RiverSource Disciplined Large Cap Growth Fund                                   11.66
     RiverSource Partners Small Cap Growth Fund                                      11.09
     RiverSource Real Estate Fund                                                     9.79
     RiverSource Global Bond Fund                                                     9.76
     RiverSource Large Cap Value Fund                                                 9.31
     Threadneedle International Opportunity Fund                                      8.67
     RiverSource Partners Fundamental Value Fund                                      8.06
     RiverSource Inflation Protected Securities Fund                                  7.57
     RiverSource Partners Aggressive Growth Fund                                      6.83
     RiverSource Absolute Return Currency and Income Fund                             6.39
     RiverSource Income Opportunities Fund                                            6.08
     RiverSource Partners Select Value Fund                                           5.92
     RiverSource Partners International Select Value Fund                             5.55


(d) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $1,165,628,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $1,285,000
     Unrealized depreciation                                                    (322,383,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(321,098,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $844,529,828          $--             $--        $844,529,828





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
8 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

RiverSource Portfolio Builder Aggressive Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (79.8%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (3.9%)
RiverSource Dividend Opportunity Fund                2,862,727            $15,143,825
-------------------------------------------------------------------------------------


INTERNATIONAL (22.8%)
RiverSource Disciplined International Equity
 Fund                                                1,612,557              8,804,563
RiverSource Global Technology Fund                   1,675,266(b)           3,082,490
RiverSource Partners International Select
 Growth Fund                                         5,729,408(c)          25,954,220
RiverSource Partners International Select
 Value Fund                                          5,624,620(b)          25,592,020
RiverSource Partners International Small Cap
 Fund                                                  784,763(b,c)         3,005,641
Threadneedle Global Equity Fund                      1,289,747              6,500,323
Threadneedle International Opportunity Fund          2,677,219             16,464,897
                                                                      ---------------
Total                                                                      89,404,154
-------------------------------------------------------------------------------------


REAL ESTATE (1.6%)
RiverSource Real Estate Fund                         1,004,566              6,399,088
-------------------------------------------------------------------------------------


U.S. LARGE CAP (38.3%)
RiverSource Disciplined Equity Fund                  7,395,182             28,027,739
RiverSource Disciplined Large Cap Growth Fund        3,932,867(c)          24,541,087
RiverSource Diversified Equity Income Fund           4,893,471             33,324,538
RiverSource Growth Fund                              1,808,880             33,265,295
RiverSource Large Cap Equity Fund                    1,953,263              5,449,604
RiverSource Large Cap Value Fund                       691,533(c)           1,950,124
RiverSource Partners Fundamental Value Fund          6,857,735             23,796,339
                                                                      ---------------
Total                                                                     150,354,726
-------------------------------------------------------------------------------------


U.S. MID CAP (9.5%)
RiverSource Mid Cap Growth Fund                      1,403,202(b)          10,046,924
RiverSource Mid Cap Value Fund                       1,331,576              6,551,353
RiverSource Partners Aggressive Growth Fund          1,971,259(b)          11,985,254
RiverSource Partners Select Value Fund               2,801,891              8,629,823
                                                                      ---------------
Total                                                                      37,213,354
-------------------------------------------------------------------------------------


U.S. SMALL CAP (3.3%)
RiverSource Partners Small Cap Growth Fund           2,287,683(b,c)         5,925,100
RiverSource Partners Small Cap Value Fund            2,028,347(b)           6,855,812
                                                                      ---------------
Total                                                                      12,780,912
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           314,493              1,732,856
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $487,711,523)                                                     $313,028,915
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (15.7%)
                                                       SHARES                VALUE(a)
FLOATING RATE (1.1%)
RiverSource Floating Rate Fund                         613,247             $4,366,321
-------------------------------------------------------------------------------------


GLOBAL BOND (1.3%)
RiverSource Global Bond Fund                           852,463              5,319,372
-------------------------------------------------------------------------------------


HIGH YIELD (3.1%)
RiverSource Income Opportunities Fund                1,475,621             12,055,826
-------------------------------------------------------------------------------------


INFLATION PROTECTED SECURITIES (2.2%)
RiverSource Inflation Protected Securities
 Fund                                                  886,114              8,480,110
-------------------------------------------------------------------------------------


INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                    6,939,266             31,365,485
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $64,340,249)                                                       $61,587,114
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                         1,744,818            $17,134,111
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $17,048,503)                                                       $17,134,111
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       588,188               $588,188
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $588,188)                                                             $588,188
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $569,688,463)(d)                                                  $392,338,328
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Partners International Select Growth Fund                           7.91%
     RiverSource Partners International Small Cap Fund                               6.79
     RiverSource Disciplined Large Cap Growth Fund                                   6.61
     RiverSource Partners Small Cap Growth Fund                                      6.30
     RiverSource Large Cap Value Fund                                                5.33




--------------------------------------------------------------------------------
9 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource Portfolio Builder Aggressive Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $569,688,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $690,000
     Unrealized depreciation                                                    (178,040,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(177,350,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $392,338,328          $--             $--        $392,338,328





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------

RiverSource Portfolio Builder Total Equity Fund
APRIL 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN AFFILIATED FUNDS



EQUITY FUNDS (95.7%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (4.6%)
RiverSource Dividend Opportunity Fund                2,803,429            $14,830,140
-------------------------------------------------------------------------------------


INTERNATIONAL (27.2%)
RiverSource Disciplined International Equity
 Fund                                                1,600,567              8,739,094
RiverSource Global Technology Fund                   1,666,660(b)           3,066,655
RiverSource Partners International Select
 Growth Fund                                         5,682,834(c)          25,743,236
RiverSource Partners International Select
 Value Fund                                          5,580,756(b)          25,392,441
RiverSource Partners International Small Cap
 Fund                                                  773,900(b,c)         2,964,039
Threadneedle Global Equity Fund                      1,278,522              6,443,753
Threadneedle International Opportunity Fund          2,655,790             16,333,107
                                                                      ---------------
Total                                                                      88,682,325
-------------------------------------------------------------------------------------


REAL ESTATE (1.6%)
RiverSource Real Estate Fund                           820,063              5,223,803
-------------------------------------------------------------------------------------


U.S. LARGE CAP (45.9%)
RiverSource Disciplined Equity Fund                  7,333,147             27,792,625
RiverSource Disciplined Large Cap Growth Fund        3,899,781(c)          24,334,633
RiverSource Diversified Equity Income Fund           4,621,884             31,475,029
RiverSource Growth Fund                              1,818,712             33,446,115
RiverSource Large Cap Equity Fund                    1,939,125              5,410,160
RiverSource Large Cap Value Fund                     1,272,700(c)           3,589,015
RiverSource Partners Fundamental Value Fund          6,783,297             23,538,041
                                                                      ---------------
Total                                                                     149,585,618
-------------------------------------------------------------------------------------


U.S. MID CAP (12.0%)
RiverSource Mid Cap Growth Fund                      1,727,100(b)          12,366,038
RiverSource Mid Cap Value Fund                       1,325,530              6,521,606
RiverSource Partners Aggressive Growth Fund          1,946,714(b)          11,836,023
RiverSource Partners Select Value Fund               2,748,352              8,464,924
                                                                      ---------------
Total                                                                      39,188,591
-------------------------------------------------------------------------------------


U.S. SMALL CAP (3.9%)
RiverSource Partners Small Cap Growth Fund           2,250,137(b,c)         5,827,854
RiverSource Partners Small Cap Value Fund            1,996,811(b)           6,749,220
                                                                      ---------------
Total                                                                      12,577,074
-------------------------------------------------------------------------------------


U.S. SMALL-MID CAP (0.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           313,913              1,729,660
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $491,602,285)                                                     $311,817,211
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.3%)
                                                       SHARES                VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute Return Currency and
 Income Fund                                         1,420,925            $13,953,482
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,890,700)                                                       $13,953,482
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                            33                    $33
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $33)                                                                       $33
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $505,493,018)(d)                                                  $325,770,726
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) The fund does not invest in underlying funds for the purpose of exercising management or control. At April 30, 2009, the fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

     UNDERLYING FUND                                                        PERCENT OF SHARES HELD
     ---------------------------------------------------------------------------------------------
     RiverSource Large Cap Value Fund                                                9.82%
     RiverSource Partners International Select Growth Fund                           7.85
     RiverSource Partners International Small Cap Fund                               6.70
     RiverSource Disciplined Large Cap Growth Fund                                   6.56
     RiverSource Partners Small Cap Growth Fund                                      6.20




--------------------------------------------------------------------------------
11 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Portfolio Builder Total Equity Fund

NOTES TO INVESTMENTS IN AFFILIATED FUNDS (CONTINUED)




(d) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $505,493,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                        $664,000
     Unrealized depreciation                                                    (180,386,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                               $(179,722,000)
     ---------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                  FAIR VALUE AT APRIL 30, 2009
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in affiliated funds                   $325,770,726          $--             $--        $325,770,726





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
12 RIVERSOURCE PORTFOLIO BUILDER SERIES -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                         RIVERSOURCE S&P 500 INDEX FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (98.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.7%)
Boeing                                                    9,510              $380,876
General Dynamics                                          5,932               306,506
Goodrich                                                  2,306               102,110
Honeywell Intl                                            9,393               293,156
L-3 Communications Holdings                               1,474               112,245
Lockheed Martin                                           5,174               406,314
Northrop Grumman                                          4,135               199,927
Precision Castparts                                       1,721               128,834
Raytheon                                                  5,121               231,623
Rockwell Collins                                          2,371(d)             90,928
United Technologies                                      13,860               676,922
                                                                      ---------------
Total                                                                       2,929,441
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide                                     3,157(d)            167,826
Expeditors Intl of Washington                             2,538                88,094
FedEx                                                     4,796               268,384
United Parcel Service Cl B                               13,462(d)            704,601
                                                                      ---------------
Total                                                                       1,228,905
-------------------------------------------------------------------------------------


AIRLINES (0.1%)
Southwest Airlines                                        8,627                60,216
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                    3,602(b)             39,586
Johnson Controls                                          8,886(d)            168,923
                                                                      ---------------
Total                                                                         208,509
-------------------------------------------------------------------------------------


AUTOMOBILES (0.4%)
Ford Motor                                               49,434(b)            295,615
General Motors                                            3,669(d)              7,044
Harley-Davidson                                           4,979(d)            110,335
                                                                      ---------------
Total                                                                         412,994
-------------------------------------------------------------------------------------


BEVERAGES (2.4%)
Brown-Forman Cl B                                           804                37,386
Coca-Cola                                                28,970             1,247,159
Coca-Cola Enterprises                                     6,263               106,847
Constellation Brands Cl A                                 4,459(b)             51,680
Dr Pepper Snapple Group                                   2,413(b)             49,973
Molson Coors Brewing Cl B                                 1,165                44,561
Pepsi Bottling Group                                      2,024                63,290
PepsiCo                                                  21,288             1,059,291
                                                                      ---------------
Total                                                                       2,660,187
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (1.9%)
Amgen                                                    15,408(b)            746,827
Biogen Idec                                               4,364(b,d)          210,956
Celgene                                                   5,756(b)            245,896
Cephalon                                                  1,276(b,d)           83,718
Genzyme                                                   3,325(b)            177,322
Gilead Sciences                                          12,523(b)            573,553
                                                                      ---------------
Total                                                                       2,038,272
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.1%)
Masco                                                     8,172(d)             72,404
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.6%)
Ameriprise Financial                                      4,178               110,090
Bank of New York Mellon                                  16,634               423,834
Charles Schwab                                           13,982(d)            258,387
E*TRADE Financial                                         8,410(b,d)           12,026
Federated Investors Cl B                                  1,320                30,202
Franklin Resources                                        2,145               129,730
Goldman Sachs Group                                       6,797               873,416
Invesco                                                   4,052                59,645
Janus Capital Group                                       2,364(d)             23,711
Legg Mason                                                  860(d)             17,260
Morgan Stanley                                           14,557               344,127
Northern Trust                                            3,442               187,107
State Street                                              6,825(d)            232,937
T Rowe Price Group                                        4,402(d)            169,565
                                                                      ---------------
Total                                                                       2,872,037
-------------------------------------------------------------------------------------


CHEMICALS (2.0%)
Air Products & Chemicals                                  2,561               168,770
CF Inds Holdings                                            850                61,243
Dow Chemical                                             16,193(d)            259,088
Eastman Chemical                                          1,936(d)             76,820
Ecolab                                                    3,370               129,914
EI du Pont de Nemours & Co                               12,959               361,556
Intl Flavors & Fragrances                                   809                25,241
Monsanto                                                  7,464               633,618
PPG Inds                                                  3,129               137,832
Praxair                                                   3,944               294,262
Sigma-Aldrich                                             1,439(d)             63,086
                                                                      ---------------
Total                                                                       2,211,430
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (2.1%)
BB&T                                                      6,230(d)            145,408
Comerica                                                  1,233                25,868
Fifth Third Bancorp                                       8,630(d)             35,383
First Horizon Natl                                       20,631                     2
First Horizon Natl                                        5,195(d)             59,794
Huntington Bancshares                                    11,889(d)             33,170
KeyCorp                                                   7,396                45,485
M&T Bank                                                    633(d)             33,201
Marshall & Ilsley                                         3,891                22,490
PNC Financial Services Group                              5,541               219,978
Regions Financial                                        10,348(d)             46,463
SunTrust Banks                                            2,941                42,468
US Bancorp                                               22,948(d)            418,113
Wells Fargo & Co                                         58,651             1,173,607
Zions Bancorporation                                      3,878(d)             42,387
                                                                      ---------------
Total                                                                       2,343,817
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (0.7%)
Avery Dennison                                            2,810                80,759
Cintas                                                    3,265(d)             83,780
Iron Mountain                                             3,951(b,d)          112,564
Pitney Bowes                                              2,620                64,295
Republic Services                                         3,039                63,819
RR Donnelley & Sons                                       6,027                70,215
Stericycle                                                1,648(b,d)           77,588
Waste Management                                          6,296(d)            167,914
                                                                      ---------------
Total                                                                         720,934
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (3.1%)
Ciena                                                     1,350(b,d)           16,133
Cisco Systems                                            84,586(b)          1,634,201
Corning                                                  22,193               324,462
Harris                                                    2,157                65,961
JDS Uniphase                                              3,282(b)             15,130
Juniper Networks                                          6,359(b)            137,672
Motorola                                                 25,187               139,284


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMUNICATIONS EQUIPMENT (CONT.)
QUALCOMM                                                 22,892              $968,789
Tellabs                                                  10,186(b)             53,375
                                                                      ---------------
Total                                                                       3,355,007
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (5.2%)
Apple                                                    12,285(b)          1,545,822
Dell                                                     27,887(b)            324,047
EMC                                                      27,176(b)            340,515
Hewlett-Packard                                          34,902             1,255,774
IBM                                                      18,603(g)          1,920,015
Lexmark Intl Cl A                                         2,515(b)             49,344
NetApp                                                    3,540(b,d)           64,782
QLogic                                                    3,643(b)             51,658
SanDisk                                                   5,294(b,d)           83,222
Sun Microsystems                                          7,037(b)             64,459
Teradata                                                  2,628(b)             43,940
                                                                      ---------------
Total                                                                       5,743,578
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                     3,104               117,548
Jacobs Engineering Group                                  1,368(b,d)           52,039
                                                                      ---------------
Total                                                                         169,587
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                          2,267(d)            107,796
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
American Express                                         15,006(d)            378,452
Capital One Financial                                     5,851(d)             97,946
Discover Financial Services                              10,701                86,999
SLM                                                       2,874(b,d)           13,881
                                                                      ---------------
Total                                                                         577,278
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.2%)
Ball                                                        910                34,325
Bemis                                                       628                15,097
Owens-Illinois                                            1,765(b,d)           43,048
Pactiv                                                    4,011(b,d)           87,681
Sealed Air                                                1,015(d)             19,346
                                                                      ---------------
Total                                                                         199,497
-------------------------------------------------------------------------------------


DISTRIBUTORS (0.1%)
Genuine Parts                                             2,376                80,689
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group Cl A                                         2,070(b)            130,306
H&R Block                                                 5,106                77,305
                                                                      ---------------
Total                                                                         207,611
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (3.0%)
Bank of America                                          86,911(d)            776,115
CIT Group                                                14,189(d)             31,500
Citigroup                                                86,704(d)            264,447
CME Group                                                   947               209,618
IntercontinentalExchange                                    715(b,d)           62,634
JPMorgan Chase & Co                                      52,013(d)          1,716,429
Leucadia Natl                                             1,232(b,d)           26,155
Moody's                                                   2,900                85,608
NASDAQ OMX Group                                          2,942(b)             56,575
NYSE Euronext                                             2,809(d)             65,085
                                                                      ---------------
Total                                                                       3,294,166
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
AT&T                                                     81,893             2,098,099
CenturyTel                                                2,230(d)             60,545
Embarq                                                    3,043               111,252
Frontier Communications                                   2,028                14,419
Qwest Communications Intl                                26,709(d)            103,898
Verizon Communications                                   41,335             1,254,104
Windstream                                                3,601                29,888
                                                                      ---------------
Total                                                                       3,672,205
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (2.1%)
Allegheny Energy                                          1,978(d)             51,270
American Electric Power                                   5,237               138,152
Duke Energy                                              17,008               234,880
Edison Intl                                               4,876               139,015
Entergy                                                   2,122(d)            137,442
Exelon                                                    8,646               398,840
FirstEnergy                                               4,561               186,545
FPL Group                                                 5,248(d)            282,290
Northeast Utilities                                       3,180                66,844
Pepco Holdings                                            1,772                21,175
Pinnacle West Capital                                     2,428                66,479
PPL                                                       4,031               120,567
Progress Energy                                           4,428               151,083
Southern                                                 12,241               353,520
                                                                      ---------------
Total                                                                       2,348,102
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                          3,318               108,797
Emerson Electric                                         11,154               379,682
Rockwell Automation                                       2,952                93,254
                                                                      ---------------
Total                                                                         581,733
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Agilent Technologies                                      2,765(b)             50,489
Amphenol Cl A                                             1,823(d)             61,690
FLIR Systems                                              1,138(b)             25,241
Jabil Circuit                                             5,650                45,765
Molex                                                     2,110                35,174
Tyco Electronics                                          6,838(c,d)          119,254
                                                                      ---------------
Total                                                                         337,613
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                                              4,592               163,382
BJ Services                                               6,220(d)             86,396
Cameron Intl                                              2,234(b)             57,146
Diamond Offshore Drilling                                   670(d)             48,515
ENSCO Intl                                                2,749                77,742
Halliburton                                              13,358               270,098
Nabors Inds                                               6,098(b,c,d)         92,751
Natl Oilwell Varco                                        4,881(b)            147,797
Rowan Companies                                           1,837(d)             28,676
Schlumberger                                             16,250               796,087
Smith Intl                                                2,481                64,134
                                                                      ---------------
Total                                                                       1,832,724
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (3.4%)
Costco Wholesale                                          5,550(d)            269,730
CVS Caremark                                             19,544               621,108
Kroger                                                    9,757               210,946
Safeway                                                   6,405               126,499
SUPERVALU                                                 4,462(d)             72,954
SYSCO                                                     8,959               209,013
Walgreen                                                 14,854(g)            466,861
Wal-Mart Stores                                          32,345(d)          1,630,189
Whole Foods Market                                        3,403                70,544
                                                                      ---------------
Total                                                                       3,677,844
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland                                    9,594               236,204
Campbell Soup                                             1,947                50,077
ConAgra Foods                                             4,591                81,261
Dean Foods                                                3,300(b)             68,310
General Mills                                             5,376               272,509
Hershey                                                   2,482                89,699
HJ Heinz                                                  3,941(d)            135,649
Hormel Foods                                              1,694                53,005
JM Smucker                                                1,770                69,738
Kellogg                                                   4,489               189,032
Kraft Foods Cl A                                         19,974               467,392
McCormick & Co                                            1,490                43,881
Sara Lee                                                 14,160               117,811
Tyson Foods Cl A                                          2,476                26,097
                                                                      ---------------
Total                                                                       1,900,665
-------------------------------------------------------------------------------------


GAS UTILITIES (0.2%)
EQT                                                       1,483                49,873
Nicor                                                       983                31,594
Questar                                                   3,631               107,913
                                                                      ---------------
Total                                                                         189,380
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
Baxter Intl                                               8,302               402,647
Becton Dickinson & Co                                     3,184               192,568
Boston Scientific                                        19,587(b)            164,727
Covidien                                                  6,789(c)            223,901
CR Bard                                                   1,655               118,548
DENTSPLY Intl                                             2,950(d)             84,429
Hospira                                                   1,527(b)             50,192
Intuitive Surgical                                          383(b,d)           55,049
Medtronic                                                15,121               483,871
St. Jude Medical                                          5,146(b)            172,494
Stryker                                                   2,584               100,027
Varian Medical Systems                                    2,096(b,d)           69,944
Zimmer Holdings                                           2,770(b)            121,852
                                                                      ---------------
Total                                                                       2,240,249
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (2.2%)
Aetna                                                     6,481               142,647
AmerisourceBergen                                         2,332                78,448
Cardinal Health                                           4,575               154,589
CIGNA                                                     5,585               110,080
Coventry Health Care                                      3,984(b)             63,385
DaVita                                                    1,894(b)             87,825


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Express Scripts                                           2,889(b)           $184,809
Five Star Quality Care                                   23,000(b,f)               --
Humana                                                    3,239(b)             93,218
Laboratory Corp of America Holdings                       1,283(b)             82,304
McKesson                                                  3,579               132,423
Medco Health Solutions                                    6,847(b)            298,187
Patterson Companies                                       1,365(b,d)           27,928
Quest Diagnostics                                         2,672               137,154
Tenet Healthcare                                          6,201(b)             13,952
UnitedHealth Group                                       18,232               428,818
WellPoint                                                 7,599(b)            324,934
                                                                      ---------------
Total                                                                       2,360,701
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (--%)
IMS Health                                                1,251                15,713
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Unit                                             5,400               145,152
Darden Restaurants                                        1,532(d)             56,638
Intl Game Technology                                      4,406                54,414
Marriott Intl Cl A                                        2,943(d)             69,337
McDonald's                                               16,356               871,611
Starbucks                                                12,093(b,d)          174,865
Starwood Hotels & Resorts Worldwide                       1,240(d)             25,866
Wyndham Worldwide                                         2,646                30,905
Wynn Resorts                                                920(b,d)           36,092
Yum! Brands                                               5,334               177,889
                                                                      ---------------
Total                                                                       1,642,769
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.5%)
Black & Decker                                            1,705                68,712
Centex                                                    3,856                42,185
DR Horton                                                 2,046(d)             26,700
Fortune Brands                                            1,229(d)             48,312
Harman Intl Inds                                            875                15,916
KB Home                                                   1,126(d)             20,347
Leggett & Platt                                           1,280                18,381
Lennar Cl A                                               5,408                52,674
Newell Rubbermaid                                         4,140                43,263
Pulte Homes                                               5,717(d)             65,803
Snap-On                                                     447                15,162
Stanley Works                                               538                20,460
Whirlpool                                                 1,892(d)             85,442
                                                                      ---------------
Total                                                                         523,357
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (2.6%)
Clorox                                                    2,640(d)            147,972
Colgate-Palmolive                                         7,121               420,139
Kimberly-Clark                                            5,362               263,489
Procter & Gamble                                         40,856             2,019,920
                                                                      ---------------
Total                                                                       2,851,520
-------------------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
AES                                                       7,349(b)             51,957
Constellation Energy Group                                3,897                93,841
Dynegy Cl A                                               7,562(b)             13,460
                                                                      ---------------
Total                                                                         159,258
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (2.2%)
3M                                                        9,791(d)            563,962
General Electric                                        146,280             1,850,442
Textron                                                   3,606                38,692
                                                                      ---------------
Total                                                                       2,453,096
-------------------------------------------------------------------------------------


INSURANCE (2.4%)
AFLAC                                                     6,966               201,248
Allstate                                                  9,129               212,980
American Intl Group                                      60,056(d)             82,877
Aon                                                       3,100               130,820
Assurant                                                    916                22,387
Chubb                                                     5,426               211,343
Cincinnati Financial                                      2,128                50,966
Genworth Financial Cl A                                  18,750                44,250
Hartford Financial Services Group                         7,440                85,337
Lincoln Natl                                              6,620                74,409
Loews                                                     4,389               109,242
Marsh & McLennan Companies                                5,865               123,693
MBIA                                                      2,813(b,d)           13,305
MetLife                                                  10,227               304,253
Principal Financial Group                                 2,018                32,974
Progressive                                               7,452(b)            113,867
Prudential Financial                                      7,101               205,077
Torchmark                                                 2,083(d)             61,094
Travelers Companies                                       8,478               348,784
Unum Group                                                4,952(d)             80,916
XL Capital Cl A                                           9,471(c,d)           90,069
                                                                      ---------------
Total                                                                       2,599,891
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.4%)
Amazon.com                                                4,720(b,d)          380,055
Expedia                                                   3,130(b,d)           42,599
                                                                      ---------------
Total                                                                         422,654
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.8%)
Akamai Technologies                                       1,386(b,d)           30,520
eBay                                                     16,540(b)            272,414
Google Cl A                                               3,337(b)          1,321,352
VeriSign                                                  2,304(b,d)           47,416
Yahoo!                                                   17,882(b)            255,534
                                                                      ---------------
Total                                                                       1,927,236
-------------------------------------------------------------------------------------


IT SERVICES (1.1%)
Affiliated Computer Services Cl A                         1,455(b)             70,393
Automatic Data Processing                                 8,157               287,125
Cognizant Technology Solutions Cl A                       4,221(b,d)          104,639
Computer Sciences                                         2,260(b)             83,530
Convergys                                                 4,964(b)             50,186
Fidelity Natl Information Services                        3,829(d)             68,348
Fiserv                                                    1,745(b)             65,123
MasterCard Cl A                                             917(d)            168,224
Paychex                                                   4,646(d)            125,488
Total System Services                                     3,514                43,820
Western Union                                             8,706               145,826
                                                                      ---------------
Total                                                                       1,212,702
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                                             4,012                12,237
Hasbro                                                    1,015(d)             27,060
Mattel                                                    2,937                43,937
                                                                      ---------------
Total                                                                          83,234
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.3%)
Life Technologies                                         1,352(b)             50,430
Millipore                                                 1,163(b)             68,733
PerkinElmer                                               1,764                25,701
Thermo Fisher Scientific                                  4,911(b,d)          172,278
Waters                                                      745(b)             32,907
                                                                      ---------------
Total                                                                         350,049
-------------------------------------------------------------------------------------


MACHINERY (1.6%)
Caterpillar                                               9,016(d)            320,789
Cummins                                                   3,010               102,340
Danaher                                                   3,235(d)            189,053
Deere & Co                                                5,089               209,972
Dover                                                     1,474                45,370
Eaton                                                     1,480                64,824
Flowserve                                                 1,160                78,764
Illinois Tool Works                                       6,557               215,070
Ingersoll-Rand Cl A                                       6,704(c,d)          145,946
ITT                                                       2,714               111,301
PACCAR                                                    4,511(d)            159,870
Pall                                                        894                23,611
Parker Hannifin                                           1,528                69,295
                                                                      ---------------
Total                                                                       1,736,205
-------------------------------------------------------------------------------------


MEDIA (2.5%)
CBS Cl B                                                 10,914                76,835
Comcast Cl A                                             39,324(d)            607,950
DIRECTV Group                                             8,160(b,d)          201,797
Gannett                                                  13,563(d)             53,031
Interpublic Group of Companies                            3,705(b)             23,193
McGraw-Hill Companies                                     3,747               112,972
Meredith                                                    539                13,518
New York Times Cl A                                       6,759                36,363
News Corp Cl A                                           30,328               250,509
Omnicom Group                                             3,808               119,838
Scripps Networks Interactive Cl A                         1,345(d)             36,907
Time Warner                                              15,595               340,439
Time Warner Cable                                         4,621               148,935
Viacom Cl B                                               7,585(b)            145,935
Walt Disney                                              25,237               552,690
Washington Post Cl B                                         39                16,325
                                                                      ---------------
Total                                                                       2,737,237
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


METALS & MINING (0.9%)
AK Steel Holding                                          1,289               $16,770
Alcoa                                                    11,958               108,459
Allegheny Technologies                                    2,425(d)             79,370
Freeport-McMoRan Copper & Gold                            5,031               214,572
Newmont Mining                                            6,636               267,033
Nucor                                                     4,694               190,999
Titanium Metals                                           5,416                36,775
United States Steel                                       2,746(d)             72,906
                                                                      ---------------
Total                                                                         986,884
-------------------------------------------------------------------------------------


MULTILINE RETAIL (1.0%)
Big Lots                                                  1,224(b)             33,831
Family Dollar Stores                                      2,637                87,522
JC Penney                                                 4,359(d)            133,778
Kohl's                                                    4,559(b,d,g)        206,751
Macy's                                                    8,452(d)            115,623
Nordstrom                                                 1,239(d)             28,039
Sears Holdings                                            1,268(b,d)           79,212
Target                                                    9,725               401,253
                                                                      ---------------
Total                                                                       1,086,009
-------------------------------------------------------------------------------------


MULTI-UTILITIES (1.5%)
Ameren                                                    1,849                42,564
CenterPoint Energy                                        3,432                36,516
CMS Energy                                                3,384(d)             40,676
Consolidated Edison                                       4,837(d)            179,598
Dominion Resources                                        7,610               229,519
DTE Energy                                                3,402               100,597
Integrys Energy Group                                     1,423(d)             37,581
NiSource                                                  7,381                81,117
PG&E                                                      6,151(d)            228,325
Public Service Enterprise Group                           6,452               192,528
SCANA                                                     1,846                55,786
Sempra Energy                                             3,646               167,789
TECO Energy                                               1,607(d)             17,018
Wisconsin Energy                                          1,750(d)             69,930
Xcel Energy                                               6,710               123,732
                                                                      ---------------
Total                                                                       1,603,276
-------------------------------------------------------------------------------------


OFFICE ELECTRONICS (0.1%)
Xerox                                                    18,697               114,239
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (10.4%)
Anadarko Petroleum                                        5,827(d)            250,911
Apache                                                    4,923               358,690
Cabot Oil & Gas                                             847(d)             25,571
Chesapeake Energy                                         7,107               140,079
Chevron                                                  28,907             1,910,752
ConocoPhillips                                           21,864               896,423
CONSOL Energy                                             2,083                65,156
Denbury Resources                                         2,146(b)             34,937
Devon Energy                                              5,555               288,027
El Paso                                                   8,536                58,898
EOG Resources                                             2,963               188,091
Exxon Mobil                                              70,421(d)          4,694,967
Hess                                                      3,603               197,408
Kinder Morgan Management LLC                             60,281(b)                 25
Marathon Oil                                             10,578(d)            314,167
Massey Energy                                             3,172                50,467
Murphy Oil                                                3,079               146,899
Noble Energy                                              1,826               103,626
Occidental Petroleum                                     11,318               637,090
Peabody Energy                                            3,127                82,522
Pioneer Natural Resources                                 1,755                40,576
Range Resources                                           1,777                71,027
Southwestern Energy                                       3,960(b)            142,006
Spectra Energy                                            7,428               107,706
Sunoco                                                    2,446(d)             64,843
Tesoro                                                    3,529                53,817
Valero Energy                                             9,027               179,096
Williams Companies                                        8,654               122,021
XTO Energy                                                7,427               257,420
                                                                      ---------------
Total                                                                      11,483,218
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.2%)
Intl Paper                                                6,391                80,910
MeadWestvaco                                              2,553                39,980
Weyerhaeuser                                              2,416                85,188
                                                                      ---------------
Total                                                                         206,078
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.1%)
Avon Products                                             5,209               118,557
Estee Lauder Companies Cl A                                 949(d)             28,375
                                                                      ---------------
Total                                                                         146,932
-------------------------------------------------------------------------------------


PHARMACEUTICALS (7.0%)
Abbott Laboratories                                      21,210(d)            887,639
Allergan                                                  4,682               218,462
Bristol-Myers Squibb                                     29,816               572,467
Eli Lilly & Co                                           13,669(d)            449,983
Forest Laboratories                                       4,500(b)             97,605
Johnson & Johnson                                        38,393(d,g)        2,010,256
King Pharmaceuticals                                      7,331(b)             57,768
Merck & Co                                               31,240(d)            757,258
Mylan                                                     5,935(b,d)           78,639
Pfizer                                                   98,047(d)          1,309,908
Schering-Plough                                          22,825               525,432
Watson Pharmaceuticals                                    2,258(b)             69,863
Wyeth                                                    18,423               781,135
                                                                      ---------------
Total                                                                       7,816,415
-------------------------------------------------------------------------------------


PROFESSIONAL SERVICES (0.2%)
Dun & Bradstreet                                          1,045                85,063
Equifax                                                   1,437                41,903
Monster Worldwide                                         1,577(b,d)           21,763
Robert Half Intl                                          3,357(d)             80,635
                                                                      ---------------
Total                                                                         229,364
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (0.9%)
Apartment Investment & Management Cl A                    1,735                12,666
AvalonBay Communities                                       682(d)             38,744
Boston Properties                                         1,419                70,127
Developers Diversified Realty                               113(d)                467
Equity Residential                                        3,828                87,623
HCP                                                       2,714(d)             59,572
Health Care REIT                                          2,114(d)             72,024
Host Hotels & Resorts                                    12,403(d)             95,379
Kimco Realty                                              3,420                41,108
Plum Creek Timber                                         2,496(d)             86,162
ProLogis                                                  3,975                36,212
Public Storage                                            1,269(d)             84,845
Simon Property Group                                      2,881(d)            148,661
Ventas                                                    1,811(d)             51,867
Vornado Realty Trust                                      1,961(d)             95,873
                                                                      ---------------
Total                                                                         981,330
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CB Richard Ellis Group Cl A                               8,997(b,d)           67,478
-------------------------------------------------------------------------------------


ROAD & RAIL (0.9%)
Burlington Northern Santa Fe                              3,376               227,812
CSX                                                       4,443               131,468
Norfolk Southern                                          5,538               197,596
Ryder System                                              1,666                46,132
Union Pacific                                             6,890(d)            338,575
                                                                      ---------------
Total                                                                         941,583
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                                    9,100(b)             32,851
Altera                                                    4,442(d)             72,449
Analog Devices                                            3,259                69,352
Applied Materials                                        17,403(d)            212,491
Broadcom Cl A                                             7,244(b,d)          167,988
Intel                                                    76,382(d)          1,205,309
KLA-Tencor                                                1,384(d)             38,392
Linear Technology                                         2,015                43,887
LSI                                                       9,638(b)             37,010
MEMC Electronic Materials                                 4,601(b)             74,536
Microchip Technology                                      2,413(d)             55,499
Micron Technology                                         6,259(b)             30,544
Natl Semiconductor                                        4,090(d)             50,593
Novellus Systems                                          1,455(b)             26,277
NVIDIA                                                    8,032(b)             92,207
Teradyne                                                  2,532(b)             15,040
Texas Instruments                                        16,636(d)            300,446
Xilinx                                                    3,194                65,285
                                                                      ---------------
Total                                                                       2,590,156
-------------------------------------------------------------------------------------


SOFTWARE (4.0%)
Adobe Systems                                             6,407(b)            175,231
Autodesk                                                  4,675(b)             93,220
BMC Software                                              2,034(b)             70,519
CA                                                        4,632                79,902
Citrix Systems                                            3,496(b)             99,741
Compuware                                                 3,685(b)             27,564
Electronic Arts                                           3,446(b)             70,126
Intuit                                                    5,981(b)            138,341
McAfee                                                    3,004(b,d)          112,770
Microsoft                                               106,222(g)          2,152,057
Novell                                                    5,162(b)             19,409
Oracle                                                   56,163             1,086,192
Salesforce.com                                              860(b,d)           36,817
Symantec                                                  9,937(b)            171,413
                                                                      ---------------
Total                                                                       4,333,302
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


SPECIALTY RETAIL (2.2%)
Abercrombie & Fitch Cl A                                  2,221(d)            $60,100
AutoNation                                                3,366(b)             59,612
AutoZone                                                    569(b)             94,676
Bed Bath & Beyond                                         2,562(b,d)           77,936
Best Buy                                                  5,321               204,220
GameStop Cl A                                             1,611(b)             48,588
Gap                                                       6,966               108,252
Home Depot                                               25,404               668,632
Limited Brands                                            4,047                46,217
Lowe's Companies                                         19,270               414,305
Office Depot                                              4,105(b)             10,632
O'Reilly Automotive                                       1,837(b)             71,367
RadioShack                                                4,447                62,614
Sherwin-Williams                                          2,045(d)            115,829
Staples                                                   8,945(d)            184,446
Tiffany & Co                                              2,811(d)             81,350
TJX Companies                                             5,115(d)            143,067
                                                                      ---------------
Total                                                                       2,451,843
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                     4,890(b)            119,805
Nike Cl B                                                 4,851(d)            254,532
Polo Ralph Lauren                                           845                45,495
VF                                                        1,312(d)             77,762
                                                                      ---------------
Total                                                                         497,594
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp                                       5,060                63,554
People's United Financial                                 6,123                95,641
                                                                      ---------------
Total                                                                         159,195
-------------------------------------------------------------------------------------


TOBACCO (1.6%)
Altria Group                                             29,504               481,800
Lorillard                                                 2,510               158,456
Philip Morris Intl                                       27,596               998,976
Reynolds American                                         1,932                73,377
                                                                      ---------------
Total                                                                       1,712,609
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal                                                  1,059                40,623
WW Grainger                                               1,363               114,329
                                                                      ---------------
Total                                                                         154,952
-------------------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Cl A                                       4,987(b)            158,387
Sprint Nextel                                            32,399(b)            141,260
                                                                      ---------------
Total                                                                         299,647
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $135,838,068)                                                     $107,212,596
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               2,064,326(e)         $2,064,326
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,064,326)                                                         $2,064,326
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (22.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     24,636,277           $24,636,277
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $24,636,277)                                                       $24,636,277
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $162,538,671)(h)                                                  $133,913,199
=====================================================================================




INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
E-Mini S&P 500 Index                                  50            $2,175,000        June 2009            $208,343



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b)  Non-income producing

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 0.6% of net assets.

(d)  At April 30, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f)  Negligible market value.

(g) At April 30, 2009, investments in securities included securities valued at $1,756,354 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $162,539,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $8,500,000
     Unrealized depreciation                                                      (37,126,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(28,626,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
5  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                   FAIR VALUE AT APRIL 30, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $133,913,199          $--             $--        $133,913,199
Other financial instruments*                            208,343           --              --             208,343
----------------------------------------------------------------------------------------------------------------
Total                                              $134,121,542          $--             $--        $134,121,542
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                      RIVERSOURCE SMALL COMPANY INDEX FUND

                                AT APRIL 30, 2009



APRIL 30, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (99.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.1%)
AAR                                                      51,624(b,d)         $777,974
AeroVironment                                            18,634(b)            440,880
American Science & Engineering                           10,094               608,264
Applied Signal Technology                                20,511               405,297
Axsys Technologies                                        8,261(b,d)          346,219
Ceradyne                                                 34,464(b)            594,159
Cubic                                                    20,535               589,560
Curtiss-Wright                                           48,275             1,543,352
Esterline Technologies                                   33,620(b)            885,887
GenCorp                                                  55,543(b,d)          133,303
Moog Cl A                                                46,074(b)          1,233,862
Orbital Sciences                                         66,710(b)          1,031,337
Stanley                                                  18,308(b)            471,980
Teledyne Technologies                                    38,688(b,d)        1,235,308
Triumph Group                                            18,811               777,459
                                                                      ---------------
Total                                                                      11,074,841
-------------------------------------------------------------------------------------


AIR FREIGHT & LOGISTICS (0.4%)
Forward Air                                              32,833(d)            547,326
Hub Group Cl A                                           42,710(b)            982,330
                                                                      ---------------
Total                                                                       1,529,656
-------------------------------------------------------------------------------------


AIRLINES (0.2%)
SkyWest                                                  71,488               860,716
-------------------------------------------------------------------------------------


AUTO COMPONENTS (0.3%)
Drew Inds                                                21,945(b,d)          313,375
Spartan Motors                                           50,337               406,219
Standard Motor Products                                  13,575                54,300
Superior Inds Intl                                       26,320               396,906
                                                                      ---------------
Total                                                                       1,170,800
-------------------------------------------------------------------------------------


AUTOMOBILES (0.1%)
Winnebago Inds                                           32,976               290,519
-------------------------------------------------------------------------------------


BEVERAGES (0.1%)
Boston Beer Cl A                                         11,415(b,d)          303,639
-------------------------------------------------------------------------------------


BIOTECHNOLOGY (0.9%)
ArQule                                                   44,304(b)            197,153
Cubist Pharmaceuticals                                   64,640(b)          1,073,023
Martek Biosciences                                       37,575(d)            684,617
Regeneron Pharmaceuticals                                71,384(b)            946,552
Savient Pharmaceuticals                                  53,677(b,d)          283,415
                                                                      ---------------
Total                                                                       3,184,760
-------------------------------------------------------------------------------------


BUILDING PRODUCTS (0.9%)
Apogee Enterprises                                       31,574(d)            423,092
Gibraltar Inds                                           30,615(d)            205,121
Griffon                                                  55,003(b)            476,876
NCI Building Systems                                     22,375(b,d)           88,381
Quanex Building Products                                 42,724(d)            437,921
Simpson Mfg                                              42,486               945,738
Universal Forest Products                                16,580(d)            556,425
                                                                      ---------------
Total                                                                       3,133,554
-------------------------------------------------------------------------------------


CAPITAL MARKETS (2.0%)
Greenhill & Co                                           22,259(d)          1,725,740
Investment Technology Group                              54,318(b)          1,237,364
LaBranche & Co                                           59,555(b)            248,940
optionsXpress Holdings                                   48,285               794,771
Piper Jaffray Companies                                  14,649(b,d)          507,881
Stifel Financial                                         29,100(b,d)        1,432,593
SWS Group                                                40,297               515,399
TradeStation Group                                       36,220(b)            293,744
                                                                      ---------------
Total                                                                       6,756,432
-------------------------------------------------------------------------------------


CHEMICALS (2.0%)
American Vanguard                                        19,641               251,208
Arch Chemicals                                           28,227               682,529
Balchem                                                  20,630               513,481
Calgon Carbon                                            61,325(b)          1,041,299
HB Fuller                                                54,940               970,240
NewMarket                                                13,955               879,165
OM Group                                                 37,947(b)          1,057,203
Penford                                                  12,763(d)             57,051
PolyOne                                                 104,962(b)            287,596
Quaker Chemical                                          12,293               143,828
Schulman A                                               29,645(d)            465,130
Stepan                                                    8,190               324,078
Zep                                                      24,576               332,513
                                                                      ---------------
Total                                                                       7,005,321
-------------------------------------------------------------------------------------


COMMERCIAL BANKS (6.3%)
Boston Private Financial Holdings                        72,314(d)            333,368
Cascade Bancorp                                          31,865(d)             52,896
Central Pacific Financial                                32,585(d)            190,948
Columbia Banking System                                  20,590(d)            203,841
Community Bank System                                    37,015(d)            608,897
East West Bancorp                                        72,226               493,304
First BanCorp                                            86,056(c,d)          474,169
First Commonwealth Financial                             83,365               722,775
First Financial Bancorp                                  36,145(d)            390,005
First Financial Bankshares                               23,585(d)          1,162,268
First Midwest Bancorp                                    55,122(d)            488,381
Frontier Financial                                       53,340(d)             75,743
Glacier Bancorp                                          67,905(d)          1,040,304
Hancock Holding                                          23,843(d)            902,934
Hanmi Financial                                          42,180(d)             65,379
Home BancShares                                          15,080               332,514
Independent Bank MA                                      17,211               343,532
Independent Bank MI                                      21,672(d)             39,010
Irwin Financial                                          21,565(b,d)           27,172
Nara Bancorp                                             25,285                93,807
Natl Penn Bancshares                                     90,830(d)            734,815
NBT Bancorp                                              37,431(d)            886,366
Old Natl Bancorp                                         75,190(d)          1,024,840
Pinnacle Financial Partners                              27,169(b,d)          484,695
PrivateBancorp                                           31,240(d)            632,610
Prosperity Bancshares                                    42,830(d)          1,189,388
Provident Bankshares                                     38,097               334,873
S&T Bancorp                                              26,610(d)            475,521
Signature Bank                                           41,518(b)          1,128,873
South Financial Group                                    83,839(d)            139,173
Sterling Bancorp                                         20,465               234,120
Sterling Bancshares                                      83,062(d)            552,362
Sterling Financial                                       59,146(d)            188,676
Susquehanna Bancshares                                   91,795(d)            739,868
Tompkins Financial                                        7,565(d)            318,865


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
UCBH Holdings                                           126,028(d)           $161,316
UMB Financial                                            31,621             1,447,292
Umpqua Holdings                                          68,210(d)            654,134
United Bankshares                                        42,772(d)          1,109,505
United Community Banks                                   46,603(d)            300,589
Whitney Holding                                          72,614               868,463
Wilshire Bancorp                                         22,010                88,920
Wintrust Financial                                       26,920               457,640
                                                                      ---------------
Total                                                                      22,194,151
-------------------------------------------------------------------------------------


COMMERCIAL SERVICES & SUPPLIES (2.4%)
ABM Inds                                                 50,134(d)            878,348
ATC Technology                                           23,010(b)            365,629
Bowne & Co                                               30,972               158,267
Consolidated Graphics                                    12,642(b,d)          245,508
G&K Services Cl A                                        21,521               537,379
GEO Group                                                50,281(b)            836,173
Healthcare Services Group                                48,788               872,329
Interface Cl A                                           63,700               368,823
Mobile Mini                                              39,554(b,d)          541,890
Standard Register                                        14,359(d)             74,954
Sykes Enterprises                                        37,910(b)            745,311
Tetra Tech                                               62,455(b)          1,533,895
United Stationers                                        26,706(b)            874,087
Viad                                                     23,225               443,133
                                                                      ---------------
Total                                                                       8,475,726
-------------------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT (2.4%)
ARRIS Group                                             139,355(b)          1,486,919
Bel Fuse Cl B                                             7,741               125,249
Black Box                                                19,893               544,471
Blue Coat Systems                                        44,300(b)            587,418
Comtech Telecommunications                               29,085(b)            973,475
Digi Intl                                                28,790(b,d)          209,303
EMS Technologies                                         17,220(b)            328,041
Harmonic                                                107,781(b,d)          790,035
NETGEAR                                                  40,010(b)            640,560
Network Equipment Technologies                           33,297(b)            130,857
Neutral Tandem                                           15,815(b)            452,309
PC-Tel                                                   20,685               100,736
Symmetricom                                              50,454(b)            251,261
Tekelec                                                  66,680(b,d)        1,033,540
Tollgrade Communications                                 15,008(b)             89,298
ViaSat                                                   30,782(b)            707,678
                                                                      ---------------
Total                                                                       8,451,150
-------------------------------------------------------------------------------------


COMPUTERS & PERIPHERALS (1.0%)
Adaptec                                                 138,272(b,d)          395,458
Avid Technology                                          34,515(b)            382,081
Hutchinson Technology                                    26,027(b,d)           49,972
Intermec                                                 50,203(b)            606,452
Intevac                                                  24,720(b)            170,321
Novatel Wireless                                         49,409(b,d)          338,452
Stratasys                                                22,930(b,d)          214,625
Synaptics                                                38,320(b,d)        1,244,633
                                                                      ---------------
Total                                                                       3,401,994
-------------------------------------------------------------------------------------


CONSTRUCTION & ENGINEERING (0.6%)
EMCOR Group                                              70,382(b)          1,463,241
Insituform Technologies Cl A                             39,202(b)            600,967
                                                                      ---------------
Total                                                                       2,064,208
-------------------------------------------------------------------------------------


CONSTRUCTION MATERIALS (0.7%)
Eagle Materials                                          49,400(d)          1,373,320
Headwaters                                               47,940(b)            120,809
Texas Inds                                               31,237(d)            998,959
                                                                      ---------------
Total                                                                       2,493,088
-------------------------------------------------------------------------------------


CONSUMER FINANCE (0.5%)
Cash America Intl                                        32,913               735,935
First Cash Financial Services                            29,195(b,d)          479,966
Rewards Network                                          44,458(b)            165,828
World Acceptance                                         18,375(b,d)          545,370
                                                                      ---------------
Total                                                                       1,927,099
-------------------------------------------------------------------------------------


CONTAINERS & PACKAGING (0.5%)
Myers Inds                                               19,028               190,851
Rock-Tenn Cl A                                           43,380(d)          1,638,029
                                                                      ---------------
Total                                                                       1,828,880
-------------------------------------------------------------------------------------


DISTRIBUTORS (--%)
Audiovox Cl A                                            21,007(b)            116,799
-------------------------------------------------------------------------------------


DIVERSIFIED CONSUMER SERVICES (1.2%)
American Public Education                                15,927(b)            573,372
Capella Education                                        14,930(b,d)          767,103
Coinstar                                                 32,045(b,d)        1,140,482
Hillenbrand                                              70,140             1,275,145
Pre-Paid Legal Services                                   8,570(b,d)          315,633
Universal Technical Institute                            24,475(b,d)          348,524
                                                                      ---------------
Total                                                                       4,420,259
-------------------------------------------------------------------------------------


DIVERSIFIED FINANCIAL SERVICES (0.4%)
Financial Federal                                        29,146(d)            717,283
Portfolio Recovery Associates                            17,330(b,d )         606,030
                                                                      ---------------
Total                                                                       1,323,313
-------------------------------------------------------------------------------------


DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
FairPoint Communications                                100,950               104,988
General Communication Cl A                               50,162(b)            384,241
Iowa Telecommunications Services                         29,999(d)            395,387
                                                                      ---------------
Total                                                                         884,616
-------------------------------------------------------------------------------------


ELECTRIC UTILITIES (0.9%)
Allete                                                   28,065               730,813
Central Vermont Public Service                           13,027               223,543
El Paso Electric                                         50,859(b)            701,854
UIL Holdings                                             28,648               661,482
Unisource Energy                                         40,265             1,059,775
                                                                      ---------------
Total                                                                       3,377,467
-------------------------------------------------------------------------------------


ELECTRICAL EQUIPMENT (2.2%)
Acuity Brands                                            43,206(d)          1,241,740
AO Smith                                                 25,629(d)            796,806
AZZ                                                      10,246(b,d)          316,909
Baldor Electric                                          52,464(d)          1,217,165
Belden                                                   52,733               850,056
Brady Cl A                                               55,649             1,172,524
C&D Technologies                                         29,778(b,d)           65,214
II-VI                                                    22,001(b)            527,364
Magnetek                                                 34,776(b)             60,858
Regal-Beloit                                             36,611(d)          1,487,504
Vicor                                                    22,218               119,311
                                                                      ---------------
Total                                                                       7,855,451
-------------------------------------------------------------------------------------


ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.1%)
Agilysys                                                 25,812(d)            155,646
Anixter Intl                                             36,747(b,d)        1,461,795
Benchmark Electronics                                    83,571(b)          1,013,716
Brightpoint                                              58,356(b)            304,035
Checkpoint Systems                                       43,900(b)            533,385
Cognex                                                   35,947               505,774
CTS                                                      44,772               271,766
Daktronics                                               38,730               350,119
Electro Scientific Inds                                  26,548(b)            228,313
FARO Technologies                                        18,940(b)            287,130
Gerber Scientific                                        27,370(b,d)          108,112
Insight Enterprises                                      72,877(b)            416,856
Keithley Instruments                                     15,535                53,751
Littelfuse                                               24,635(b)            403,768
LoJack                                                   19,685(b)             67,323
Mercury Computer Systems                                 25,729(b)            208,919
Methode Electronics                                      63,776               383,932
MTS Systems                                              19,205               405,802
Newport                                                  33,623(b,d)          167,779
Park Electrochemical                                     17,085               351,951
Plexus                                                   44,610(b)            988,112
RadiSys                                                  16,851(b,d)          120,822
Rogers                                                   20,432(b)            519,994
ScanSource                                               29,960(b,d)          740,312
SYNNEX                                                   26,160(b,d)          563,225
Technitrol                                               46,506(d)            189,279
TTM Technologies                                         48,565(b)            360,352
                                                                      ---------------
Total                                                                      11,161,968
-------------------------------------------------------------------------------------


ENERGY EQUIPMENT & SERVICES (2.9%)
Atwood Oceanics                                          63,198(b)          1,410,578
BASiC Energy Services                                    29,573(b,d)          301,645
Bristow Group                                            33,009(b,d)          751,285
CARBO Ceramics                                           23,023(d)            707,036
Dril-Quip                                                34,084(b,d)        1,171,808
Gulf Island Fabrication                                  16,195               209,563


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ENERGY EQUIPMENT & SERVICES (CONT.)
Hornbeck Offshore Services                               26,120(b,d)         $606,768
ION Geophysical                                         101,516(b)            253,790
Lufkin Inds                                              16,850               588,065
Matrix Service                                           29,590(b)            283,472
NATCO Group Cl A                                         22,960(b)            552,418
Oil States Intl                                          56,485(b,d)        1,067,567
Pioneer Drilling                                         56,705(b)            283,525
SEACOR Holdings                                          21,359(b,d)        1,403,713
Superior Well Services                                   18,735(b)            200,465
TETRA Technologies                                       85,104(b)            486,795
                                                                      ---------------
Total                                                                      10,278,493
-------------------------------------------------------------------------------------


FOOD & STAPLES RETAILING (1.2%)
Andersons                                                25,555               410,669
Casey's General Stores                                   57,653             1,534,146
Great Atlantic & Pacific Tea                             34,273(b)            251,564
Nash Finch                                               14,520               425,291
Spartan Stores                                           25,055(d)            407,645
United Natural Foods                                     48,662(b,d)        1,108,520
                                                                      ---------------
Total                                                                       4,137,835
-------------------------------------------------------------------------------------


FOOD PRODUCTS (1.9%)
Cal-Maine Foods                                          18,150(d)            480,431
Darling Intl                                            110,375(b)            631,345
Diamond Foods                                            18,565(d)            486,217
Green Mountain Coffee Roasters                           19,785(b,d)        1,430,654
Hain Celestial Group                                     45,882(b,d)          765,771
J&J Snack Foods                                          15,812               612,873
Lance                                                    30,378               703,554
Sanderson Farms                                          19,790(d)            789,621
TreeHouse Foods                                          35,770(b,d)          951,124
                                                                      ---------------
Total                                                                       6,851,590
-------------------------------------------------------------------------------------


GAS UTILITIES (2.8%)
Atmos Energy                                             99,660             2,462,599
Laclede Group                                            22,622               784,531
New Jersey Resources                                     45,487             1,497,432
Northwest Natural Gas                                    30,029             1,228,186
Piedmont Natural Gas                                     80,251             1,959,729
South Jersey Inds                                        33,720             1,170,421
Southwest Gas                                            49,818             1,006,822
                                                                      ---------------
Total                                                                      10,109,720
-------------------------------------------------------------------------------------


HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Abaxis                                                   24,825(b,d)          375,354
American Medical Systems Holdings                        83,140(b)          1,028,442
Analogic                                                 12,382               450,705
Conmed                                                   32,926(b)            438,574
Cooper Companies                                         51,055(d)          1,467,831
CryoLife                                                 31,921(b,d)          173,331
Cyberonics                                               26,320(b)            348,477
Greatbatch                                               25,990(b,d)          546,830
Haemonetics                                              28,076(b)          1,449,564
ICU Medical                                              17,049(b)            641,042
Integra LifeSciences Holdings                            17,796(b,d)          459,493
Invacare                                                 36,470(d)            561,273
Kensey Nash                                              13,180(b,d)          275,989
Meridian Bioscience                                      38,865               675,474
Merit Medical Systems                                    31,830(b)            493,683
Natus Medical                                            31,735(b)            278,633
Neogen                                                   13,466(b,d)          305,274
Osteotech                                                20,330(b)             77,661
Palomar Medical Technologies                             20,585(b,d)          177,237
SurModics                                                17,221(b,d)          373,696
Symmetry Medical                                         40,650(b,d)          295,119
Theragenics                                              37,712(b,d)           46,763
West Pharmaceutical Services                             34,902(d)          1,139,550
ZOLL Medical                                             23,890(b,d)          384,151
                                                                      ---------------
Total                                                                      12,464,146
-------------------------------------------------------------------------------------


HEALTH CARE PROVIDERS & SERVICES (5.3%)
Air Methods                                              12,120(b,d)          321,786
Almost Family                                             4,591(b)            113,398
Amedisys                                                 29,413(b,d)          986,512
AMERIGROUP                                               63,810(b,d)        1,906,004
AMN Healthcare Services                                  36,950(b)            254,586
AmSurg                                                   29,452(b)            604,944
Bio-Reference Laboratories                               13,555(b,d)          347,957
Catalyst Health Solutions                                38,586(b)            870,114
Centene                                                  48,670(b)            894,068
Chemed                                                   25,380(d)          1,074,335
CorVel                                                    8,980(b)            202,050
Cross Country Healthcare                                 34,915(b,d)          307,601
Gentiva Health Services                                  32,705(b)            520,991
HealthSpring                                             64,291(b)            593,406
Healthways                                               38,130(b,d)          397,696
HMS Holdings                                             28,535(b,d)          855,479
inVentiv Health                                          37,730(b)            418,426
Landauer                                                 10,555               559,204
LCA-Vision                                               38,014               218,581
LHC Group                                                16,730(b,d)          381,779
Magellan Health Services                                 44,753(b)          1,322,898
MedCath                                                  22,230(b)            224,968
MEDNAX                                                   48,431(b)          1,738,672
Molina Healthcare                                        20,299(b)            439,473
MWI Veterinary Supply                                    13,740(b,d)          427,039
Odyssey HealthCare                                       37,197(b)            385,361
PharMerica                                               34,555(b,d)          630,629
PSS World Medical                                        68,645(b,d)          996,725
RehabCare Group                                          20,501(b)            342,367
ResCare                                                  29,055(b)            465,461
                                                                      ---------------
Total                                                                      18,802,510
-------------------------------------------------------------------------------------


HEALTH CARE TECHNOLOGY (0.6%)
Computer Programs & Systems                              13,370(d)            467,816
Eclipsys                                                 62,005(b,d)          818,466
Omnicell                                                 35,520(b,d)          312,576
Phase Forward                                            37,976(b)            541,538
                                                                      ---------------
Total                                                                       2,140,396
-------------------------------------------------------------------------------------


HOTELS, RESTAURANTS & LEISURE (3.9%)
Buffalo Wild Wings                                       20,220(b,d)          789,389
California Pizza Kitchen                                 29,432(b,d)          462,377
CEC Entertainment                                        25,744(b)            784,162
CKE Restaurants                                          61,985               593,196
Cracker Barrel Old Country Store                         25,400(d)            828,294
DineEquity                                               12,699(d)            406,876
Interval Leisure Group                                   44,630(b,d)          357,486
Jack in the Box                                          68,773(b,d)        1,691,128
Landry's Restaurants                                     14,099(b)            128,865
Marcus                                                   23,937               304,000
Monarch Casino & Resort                                  12,990(b,d)          132,758
Multimedia Games                                         26,240(b)             55,629
O'Charley's                                              24,175(d)            168,500
Papa John's Intl                                         19,767(b)            524,616
Peet's Coffee & Tea                                      13,530(b)            369,098
PF Chang's China Bistro                                  26,990(b,d)          814,558
Pinnacle Entertainment                                   68,043(b)            849,177
Red Robin Gourmet Burgers                                17,545(b,d)          430,730
Ruby Tuesday                                             59,860(b,d)          459,725
Shuffle Master                                           63,003(b)            240,041
SONIC                                                    68,573(b,d)          748,817
Steak n Shake                                            35,526(b)            410,681
Texas Roadhouse Cl A                                     58,050(b,d)          660,609
WMS Inds                                                 53,358(b,d)        1,713,325
                                                                      ---------------
Total                                                                      13,924,037
-------------------------------------------------------------------------------------


HOUSEHOLD DURABLES (0.8%)
Ethan Allen Interiors                                    32,567(d)            438,026
Helen of Troy                                            26,962(b,c)          430,044
La-Z-Boy                                                 58,385               155,304
M/I Homes                                                15,910(d)            242,946
Meritage Homes                                           27,926(b)            581,140
Natl Presto Inds                                          3,951               281,548
Russ Berrie & Co                                         19,086(b,d)           36,454
Skyline                                                   7,708(d)            159,787
Standard Pacific                                        104,734(b)            195,853
Universal Electronics                                    15,865(b)            297,310
                                                                      ---------------
Total                                                                       2,818,412
-------------------------------------------------------------------------------------


HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Cl A                                80,760(b)            732,493
WD-40                                                    17,397               470,763
                                                                      ---------------
Total                                                                       1,203,256
-------------------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES (0.2%)
Standex Intl                                             14,195               196,885
Tredegar                                                 21,924               385,424
                                                                      ---------------
Total                                                                         582,309
-------------------------------------------------------------------------------------


INSURANCE (3.2%)
American Physicians Capital                              10,438               434,847
Amerisafe                                                26,989(b)            414,551
Delphi Financial Group Cl A                              46,814(d)            808,478
eHealth                                                  28,041(b)            538,107


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Infinity Property & Casualty                             12,169              $428,836
Natl Financial Partners                                  45,015               317,806
Navigators Group                                         15,040(b)            682,515
Presidential Life                                        24,487(d)            261,766
ProAssurance                                             36,252(b)          1,592,912
RLI                                                      21,759             1,045,085
Safety Insurance Group                                   21,146               698,875
Selective Insurance Group                                69,480             1,025,525
Stewart Information Services                             18,964               428,776
Tower Group                                              38,947             1,058,969
United Fire & Casualty                                   25,495(d)            475,992
Zenith Natl Insurance                                    45,699             1,041,480
                                                                      ---------------
Total                                                                      11,254,520
-------------------------------------------------------------------------------------


INTERNET & CATALOG RETAIL (0.7%)
Blue Nile                                                16,440(b,d)          699,687
HSN                                                      44,640(b,d)          308,462
NutriSystem                                              33,570(d)            461,252
PetMed Express                                           26,690(b,d)          433,979
Stamps.com                                                8,880(b)             83,117
Ticketmaster Entertainment                               62,909(b)            330,901
                                                                      ---------------
Total                                                                       2,317,398
-------------------------------------------------------------------------------------


INTERNET SOFTWARE & SERVICES (1.3%)
Bankrate                                                 15,770(b,d)          394,250
comScore                                                 11,883(b,d)          151,627
DealerTrack Holdings                                     52,417(b)            795,690
InfoSpace                                                39,220(b)            260,029
j2 Global Communications                                 49,780(b)          1,194,221
Knot                                                     32,615(b)            295,818
Perficient                                               36,770(b)            256,287
United Online                                            92,995               492,874
Websense                                                 51,050(b)            910,222
                                                                      ---------------
Total                                                                       4,751,018
-------------------------------------------------------------------------------------


IT SERVICES (1.8%)
CACI Intl Cl A                                           33,973(b)          1,343,633
Ciber                                                    71,738(b)            231,714
CSG Systems Intl                                         39,690(b)            575,505
CyberSource                                              78,876(b,d)        1,152,378
Forrester Research                                       17,340(b,d)          440,609
Gevity HR                                                57,562(d)            227,946
Heartland Payment Systems                                27,755               223,150
Integral Systems                                         19,415(b)            128,721
MAXIMUS                                                  22,577(d)            910,530
StarTek                                                  13,088(b)             53,923
Wright Express                                           43,965(b)          1,005,919
                                                                      ---------------
Total                                                                       6,294,028
-------------------------------------------------------------------------------------


LEISURE EQUIPMENT & PRODUCTS (1.1%)
Arctic Cat                                               40,594(d)            162,376
Brunswick                                                99,470(d)            594,831
JAKKS Pacific                                            39,993(b)            505,911
Nautilus                                                 25,355(b)             25,355
Polaris Inds                                             36,746(d)          1,229,154
Pool                                                     54,377               971,173
RC2                                                      19,560(b)            221,224
Sturm, Ruger & Co                                        22,074(b,d)          271,731
                                                                      ---------------
Total                                                                       3,981,755
-------------------------------------------------------------------------------------


LIFE SCIENCES TOOLS & SERVICES (0.7%)
Cambrex                                                  33,095(b)             77,111
Dionex                                                   19,139(b,d)        1,205,758
Enzo Biochem                                             36,894(b)            151,265
eResearchTechnology                                      48,401(b)            245,393
Kendle Intl                                              15,150(b)            134,835
PAREXEL Intl                                             62,714(b)            621,496
                                                                      ---------------
Total                                                                       2,435,858
-------------------------------------------------------------------------------------


MACHINERY (4.4%)
Actuant Cl A                                             59,070(d)            724,198
Albany Intl Cl A                                         30,170               279,978
Astec Inds                                               22,363(b,d)          689,228
Barnes Group                                             48,724(d)            689,932
Briggs & Stratton                                        62,125(d)            924,420
Cascade                                                   9,605(d)            232,153
CIRCOR Intl                                              16,558               426,037
Clarcor                                                  54,754(d)          1,701,755
EnPro Inds                                               23,000(b)            367,080
ESCO Technologies                                        26,856(b,d)        1,116,672
Gardner Denver                                           58,690(b)          1,562,328
John Bean Technologies                                   31,245               344,320
Kaydon                                                   35,496             1,134,452
Lindsay                                                  13,901(d)            540,888
Lydall                                                   18,891(b)             81,042
Mueller Inds                                             46,195             1,014,904
Robbins & Myers                                          35,538               673,445
Toro                                                     40,288(d)          1,223,949
Valmont Inds                                             18,027(d)          1,149,762
Wabash Natl                                              34,823                43,529
Watts Water Technologies Cl A                            30,199(d)            672,230
                                                                      ---------------
Total                                                                      15,592,302
-------------------------------------------------------------------------------------


MARINE (0.5%)
Kirby                                                    57,462(b,d)        1,773,277
-------------------------------------------------------------------------------------


MEDIA (0.3%)
Arbitron                                                 29,931(d)            623,163
EW Scripps Cl A                                          52,187(d)            102,808
Live Nation                                              88,705(b)            346,837
                                                                      ---------------
Total                                                                       1,072,808
-------------------------------------------------------------------------------------


METALS & MINING (0.6%)
AM Castle & Co                                           21,894               212,153
AMCOL Intl                                               25,530(d)            494,770
Brush Engineered Materials                               23,015(b)            389,414
Century Aluminum                                         57,393(b,d)          231,868
Olympic Steel                                            10,225(d)            187,527
RTI Intl Metals                                          33,983(b)            442,119
                                                                      ---------------
Total                                                                       1,957,851
-------------------------------------------------------------------------------------


MULTILINE RETAIL (0.2%)
Fred's Cl A                                              45,335               619,276
Tuesday Morning                                          34,775(b,d)          118,583
                                                                      ---------------
Total                                                                         737,859
-------------------------------------------------------------------------------------


MULTI-UTILITIES (0.5%)
Avista                                                   61,748               929,307
CH Energy Group                                          19,865               882,801
                                                                      ---------------
Total                                                                       1,812,108
-------------------------------------------------------------------------------------


OIL, GAS & CONSUMABLE FUELS (1.5%)
Holly                                                    47,774(d)          1,001,343
Penn Virginia                                            47,460               667,762
Petroleum Development                                    16,860(b)            273,301
PetroQuest Energy                                        49,195(b,d)          148,077
St. Mary Land & Exploration                              66,446(d)          1,187,390
Stone Energy                                             39,358(b)            169,633
Swift Energy                                             39,216(b,d)          424,317
World Fuel Services                                      36,279(d)          1,383,318
                                                                      ---------------
Total                                                                       5,255,141
-------------------------------------------------------------------------------------


PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies                                     43,834(b)            225,745
Clearwater Paper                                         12,800(b)            194,816
Deltic Timber                                            10,345(d)            435,938
Neenah Paper                                             16,550                82,916
Schweitzer-Mauduit Intl                                  19,693(d)            452,348
Wausau Paper                                             55,360               483,293
                                                                      ---------------
Total                                                                       1,875,056
-------------------------------------------------------------------------------------


PERSONAL PRODUCTS (0.3%)
Chattem                                                  20,163(b,d)        1,107,150
Mannatech                                                17,715(d)             77,415
                                                                      ---------------
Total                                                                       1,184,565
-------------------------------------------------------------------------------------


PHARMACEUTICALS (0.5%)
Noven Pharmaceuticals                                    28,246(b)            291,499
Par Pharmaceutical Companies                             39,135(b)            419,919
Salix Pharmaceuticals                                    54,520(b)            599,720
ViroPharma                                              104,323(b)            587,338
                                                                      ---------------
Total                                                                       1,898,476
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)


PROFESSIONAL SERVICES (0.7%)
Administaff                                              29,308              $781,350
CDI                                                      17,942               214,407
Heidrick & Struggles Intl                                18,551               313,512
On Assignment                                            40,496(b)            142,546
School Specialty                                         18,114(b,d)          340,000
Spherion                                                 58,401(b)            209,660
TrueBlue                                                 57,823(b)            561,461
Volt Information Sciences                                14,476(b)            103,938
                                                                      ---------------
Total                                                                       2,666,874
-------------------------------------------------------------------------------------


REAL ESTATE INVESTMENT TRUSTS (REITS) (5.7%)
Acadia Realty Trust                                      38,304(d)            555,408
BioMed Realty Trust                                      91,145(d)          1,039,964
Cedar Shopping Centers                                   50,470               181,187
Colonial Properties Trust                                54,445               394,182
DiamondRock Hospitality                                 102,155(d)            662,986
EastGroup Properties                                     28,440               955,868
Entertainment Properties Trust                           37,290(d)            861,772
Extra Space Storage                                      96,990               689,599
Franklin Street Properties                               74,995(d)          1,001,183
Home Properties                                          34,307(d)          1,250,147
Inland Real Estate                                       65,470(d)            574,827
Kilroy Realty                                            37,537(d)            808,547
Kite Realty Group Trust                                  38,590(d)            135,065
LaSalle Hotel Properties                                 49,701               594,424
Lexington Realty Trust                                   83,110               319,974
LTC Properties                                           26,245               472,672
Medical Properties Trust                                 75,255(d)            401,862
Mid-America Apartment Communities                        31,980(d)          1,182,940
Natl Retail Properties                                   95,526             1,694,631
Parkway Properties                                       17,345               240,575
Pennsylvania Real Estate Investment Trust                44,710(d)            346,503
Post Properties                                          50,125(d)            639,595
PS Business Parks                                        16,508               722,225
Senior Housing Properties Trust                         130,171             2,133,503
Sovran Self Storage                                      26,310               593,027
Tanger Factory Outlet Centers                            35,920(d)          1,196,854
Urstadt Biddle Properties Cl A                           24,170               371,251
                                                                      ---------------
Total                                                                      20,020,771
-------------------------------------------------------------------------------------


REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
Forestar Group                                           29,483(b,d)          379,151
-------------------------------------------------------------------------------------


ROAD & RAIL (1.0%)
Arkansas Best                                            32,681               754,277
Heartland Express                                        63,263(d)            945,782
Knight Transportation                                    64,835(d)          1,146,283
Old Dominion Freight Line                                28,878(b,d)          812,916
                                                                      ---------------
Total                                                                       3,659,258
-------------------------------------------------------------------------------------


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Actel                                                    29,227(b)            361,538
Advanced Energy Inds                                     37,008(b)            311,977
ATMI                                                     36,457(b)            575,656
Brooks Automation                                        72,115(b)            448,555
Cabot Microelectronics                                   26,340(b)            758,855
Cohu                                                     26,381               257,479
Cymer                                                    33,588(b)            954,235
Cypress Semiconductor                                   164,285(b)          1,302,780
Diodes                                                   36,787(b,d)          547,391
DSP Group                                                30,465(b)            191,625
Exar                                                     48,667(b)            299,302
FEI                                                      42,130(b,d)          723,793
Hittite Microwave                                        21,760(b)            808,602
Kopin                                                    76,910(b)            211,503
Kulicke & Soffa Inds                                     60,829(b)            243,316
Micrel                                                   54,545               409,088
Microsemi                                                91,958(b)          1,234,076
MKS Instruments                                          55,740(b)            872,331
Pericom Semiconductor                                    28,999(b)            258,381
Rudolph Technologies                                     26,238(b)            137,225
Skyworks Solutions                                      188,048(b,d)        1,662,344
Standard Microsystems                                    25,247(b,d)          400,417
Supertex                                                 14,575(b,d)          374,869
TriQuint Semiconductor                                  165,405(b)            633,501
Ultratech                                                26,638(b)            360,146
Varian Semiconductor Equipment Associates                77,462(b,d)        1,982,253
Veeco Instruments                                        36,516(b)            264,376
                                                                      ---------------
Total                                                                      16,585,614
-------------------------------------------------------------------------------------


SOFTWARE (3.8%)
Blackbaud                                                49,095               747,226
Catapult Communications                                   9,065(b)             66,990
CommVault Systems                                        47,423(b)            590,416
Concur Technologies                                      45,442(b,d)        1,230,115
Ebix                                                      6,769(b)            188,178
Epicor Software                                          44,559(b)            245,966
EPIQ Systems                                             48,505(b,d)          750,372
Informatica                                              99,465(b)          1,581,494
JDA Software Group                                       31,020(b)            437,692
Manhattan Associates                                     27,262(b)            453,094
MICROS Systems                                           85,702(b,d)        1,798,029
Phoenix Technologies                                     32,705(b)             93,209
Progress Software                                        45,170(b)            957,152
Quality Systems                                          20,550(d)          1,101,891
Radiant Systems                                          31,275(b,d)          230,497
Smith Micro Software                                     31,595(b,d)          271,717
Sonic Solutions                                          30,130(b)             66,286
SPSS                                                     17,050(b,d)          526,845
Take-Two Interactive Software                            98,421               893,663
Taleo Cl A                                               34,720(b)            416,987
THQ                                                      76,073(b,d)          260,170
Tyler Technologies                                       33,380(b,d)          550,770
                                                                      ---------------
Total                                                                      13,458,759
-------------------------------------------------------------------------------------


SPECIALTY RETAIL (5.0%)
Aaron Rents                                              57,352(d)          1,924,733
Big 5 Sporting Goods                                     30,282               249,221
Brown Shoe                                               48,014(d)            308,730
Buckle                                                   26,662(d)            996,359
Cabela's                                                 44,630(b)            571,710
Cato Cl A                                                33,339               640,776
Charlotte Russe Holding                                  31,331(b,d)          393,204
Children's Place Retail Stores                           27,330(b,d)          777,265
Christopher & Banks                                      62,696(d)            348,590
Dress Barn                                               51,046(b,d)          772,836
Finish Line Cl A                                         62,261               529,219
Genesco                                                  21,833(b)            497,356
Group 1 Automotive                                       32,219(d)            686,265
Gymboree                                                 32,933(b,d)        1,132,895
Haverty Furniture Companies                              12,538               136,037
Hibbett Sports                                           32,362(b,d)          674,748
Hot Topic                                                58,546(b,d)          716,603
Jo-Ann Stores                                            28,800(b,d)          527,616
Jos A Bank Clothiers                                     20,701(b)            837,148
Lithia Motors Cl A                                       18,840                55,013
MarineMax                                                20,900(b)             95,095
Men's Wearhouse                                          64,243             1,197,490
Midas                                                     8,811(b)             88,110
OfficeMax                                                86,170               641,967
Pep Boys -- Manny, Moe & Jack                            50,533(d)            373,944
Sonic Automotive Cl A                                    62,520(d)            322,603
Stage Stores                                             36,097               442,188
Stein Mart                                               28,830(b,d)          125,987
Tractor Supply                                           32,596(b,d)        1,316,226
Tween Brands                                             54,319(b)            158,611
Zale                                                     21,524(b)             80,069
Zumiez                                                   22,815(b)            275,149
                                                                      ---------------
Total                                                                      17,893,763
-------------------------------------------------------------------------------------


TEXTILES, APPAREL & LUXURY GOODS (2.5%)
Carter's                                                 68,737(b)          1,469,596
Crocs                                                    94,150(b)            211,838
Deckers Outdoor                                          14,830(b)            838,192
Fossil                                                   50,630(b,d)        1,020,700
Iconix Brand Group                                       66,125(b,d)          942,943
K-Swiss Cl A                                             30,444(d)            305,658
Liz Claiborne                                           107,440               509,266
Maidenform Brands                                        21,270(b)            271,193
Movado Group                                             20,485               187,847
Oxford Inds                                              15,458               150,561
Perry Ellis Intl                                          7,944(b,d)           58,230
Quiksilver                                              144,058(b,d)          237,696
Skechers USA Cl A                                        37,670(b)            440,739
True Religion Apparel                                    20,815(b,d)          328,044
UniFirst                                                 16,220               604,844


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
TEXTILES, APPAREL & LUXURY GOODS (CONT.)
Volcom                                                   17,975(b,d)         $242,483
Wolverine World Wide                                     55,515             1,156,376
                                                                      ---------------
Total                                                                       8,976,206
-------------------------------------------------------------------------------------


THRIFTS & MORTGAGE FINANCE (0.6%)
Bank Mutual                                              54,805(d)            562,847
Brookline Bancorp                                        57,661(d)            571,998
Dime Community Bancshares                                29,852(d)            248,966
Guaranty Financial Group                                123,555(b)             72,897
Trustco Bank NY                                          86,062               516,372
                                                                      ---------------
Total                                                                       1,973,080
-------------------------------------------------------------------------------------


TOBACCO (0.1%)
Alliance One Intl                                       100,925(b)            378,469
-------------------------------------------------------------------------------------


TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies                          41,296(d)            929,160
Kaman                                                    28,884               488,428
Lawson Products                                           4,741                54,427
Watsco                                                   32,124(d)          1,379,726
                                                                      ---------------
Total                                                                       2,851,741
-------------------------------------------------------------------------------------


WATER UTILITIES (0.2%)
American States Water                                    19,610(d)            677,133
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $483,788,289)                                                     $352,313,950
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.28%               3,034,249(e)         $3,034,249
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,034,249)                                                         $3,034,249
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (28.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    101,233,604          $101,233,604
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $101,233,604)                                                     $101,233,604
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $588,056,142)(f)                                                  $456,581,803
=====================================================================================




INVESTMENTS IN DERIVATIVES

At April 30, 2009, $284,000 was held in a margin deposit account as collateral to cover initial margin deposits on open stock index futures contracts.


FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2009



                                                   NUMBER OF                                           UNREALIZED
                                                   CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                             LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Index                               62            $3,017,540        June 2009            $492,018



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Jan. 31, 2009.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2009, the value of foreign securities represented 0.3% of net assets.

(d)  At April 30, 2009, security was partially or fully on loan.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at April 30, 2009.

(f) At April 30, 2009, the cost of securities for federal income tax purposes was approximately $588,056,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                      $36,874,000
     Unrealized depreciation                                                     (168,348,000)
     ----------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(131,474,000)
     ----------------------------------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
6 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                           FAIR VALUE AT APRIL 30, 2009
                                                 ---------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in securities                          $456,581,803          $--             $--        $456,581,803
Other financial instruments*                            492,018           --              --             492,018
----------------------------------------------------------------------------------------------------------------
Total                                              $457,073,821          $--             $--        $457,073,821
----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
7 RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO OF INVESTMENTS AT APRIL 30, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Market Advantage Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date June 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date June 29, 2009